Financial instruments - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate (as a percent)	1.68%	2.69%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	1.00%
Impact of change on pre-tax net income	$ 0.5
Interest rate swap derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 50.0
Interest rate swap derivatives | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate (as a percent)	1.68%
Interest rate swap derivatives | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1.0	$ 2.5
Realized loss	0.8	1.6
Unrealized gain (loss)	1.3	(1.1)
New revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	50.0	$ 50.0
Bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 3.5